Operating segments	12 Months Ended
Mar. 31, 2021
Disclosure Of Operating Segments [Abstract]
Operating Segments
24.	Operating segments:

As of April 1, 2020, the Corporation revised its management structure and performance is now measured based on a single segment, which is the consolidated level, as the previous segment income (loss) before corporate expenses is no longer used in internal management reports that are reviewed by the Corporation’s Chief Operating Decision Maker, management believing that such information is no longer relevant in evaluating the results of the Corporation.

In the prior year, the Corporation’s reportable segments were the nutraceutical and the cannabis segments.

As opposed to a change in reportable segments involving multiple segments, where the comparatives for the previous period would be restated to show the results of the comparative period according to the new reportable segments, there is no need to restate the comparatives, nor show the reportable segments, as the Corporation’s Chief Operating Decision Maker uses the consolidated statement of financial position and the consolidated statement of loss and comprehensive loss to evaluate the results of the Corporation.

(a)	Geographical information:

Revenue is attributed to geographical locations based on the origin of customers’ location.

	Years ended
	March 31,	March 31,
	2021	2020

Canada	$17,763,182	$14,525,570
United States	27,579,333	14,936,087
Other countries	1,467,327	116,147
	$46,809,842	$29,577,804

The Corporation’s property plant and equipment located in Canada are in the amount of $44,776,974 (2020 - $54,212,677) and the property plant and equipment located in the United States of America are in the amount of $2,136,714 (2020 - $5,815,897).

The Corporation’s intangible assets located in Canada are in the amount of $4,764,744 (2020 - $6,196,787) and the intangible assets located in the United States of America are in the amount of $27,842,225 (2020 - $19,321,500).

The Corporation’s goodwill located in Canada is of $3,283,626 (2020 - $3,283,626) and the goodwill located in the United States is of $28,690,900 (2020 - $39,049,548).

(b)	Non-cash consideration:

During the year ended March 31, 2021, the Corporation realized revenues for non-cash consideration amounting to $nil (2020 – 168,955).

(c)	Information about major customers:

During the year ended March 31, 2021, the Corporation realized revenues amounting to $6,957,915 from one customer accounting for 14.86% of consolidated revenues.

During the year ended March 31, 2020, the Corporation realized revenues amounting to $7,248,853 from two customers accounting for 24.51% of consolidated revenues.

(d)	Revenues:

The Corporation derives revenue from the sales of goods which are recognized at a point in time and the processing services which are recognized over time as follows:

	Years ended
	March 31,	March 31,
	2021	2020

At a point in time
Nutraceutical products	$16,110,060	$19,647,501
Cannabis and hemp products	416,296	636,630
Innovation products	14,492,883	-
Food and beverages products	3,177,585	-

Over time
Processing services	11,107,352	7,438,440
	$45,304,176	$27,722,571